CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)		Common Stock	Retained Earnings	AOCI Attributable to Parent	Total
Equity Balance, Value at Dec. 31, 2016		$ 170,000	$ 212,570,553	$ (1,002,183)	$ 211,738,370
Comprehensive Income (Loss)
Net Income (Loss)		0	14,905,754	0	14,905,754
Other Comprehensive Income (Loss), Net of Tax		0	0	5,598,315	5,598,315
Total Comprehensive Income (Loss)		0	0	0	20,504,069
Cash Distributions Paid		$ 0	(146,437)	0	(146,437)
Equity Balance, Shares at Dec. 31, 2016		170,000
Equity Balance, Value at Dec. 31, 2017		$ 170,000	227,329,870	4,596,132	232,096,002
Comprehensive Income (Loss)
Net Income (Loss)		0	17,340,931	0	17,340,931
Other Comprehensive Income (Loss), Net of Tax		0	0	(5,780,134)	(5,780,134)
Total Comprehensive Income (Loss)		0	0	0	11,560,797
Cash Distributions Paid		$ 0	(2,796,641)	0	(2,796,641)
Equity Balance, Shares at Dec. 31, 2017		170,000
Equity Balance, Value at Dec. 31, 2018		$ 170,000	241,082,137	(391,979)	240,860,158
Adjustment Resulting from the Adoption of Accounting Standard (Note 1)	[1]	0	(792,023)	792,023	0
Comprehensive Income (Loss)
Net Income (Loss)		0	13,348,373	0	13,348,373
Other Comprehensive Income (Loss), Net of Tax		0	0	10,006,825	10,006,825
Total Comprehensive Income (Loss)		0	0	0	23,355,198
Cash Distributions Paid		$ 0	(2,719,240)	0	(2,719,240)
Equity Balance, Shares at Dec. 31, 2018		170,000
Equity Balance, Value at Dec. 31, 2019		$ 170,000	$ 251,711,270	$ 9,614,846	$ 261,496,116

[1]	See Note 1.